Leases (Details 3) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 5,066
2023	12,124
2023	17,190
2024	5,037
2024	3,406
2024	8,443
2025	419
2025	1,020
2025	1,439
2026
2026	196
2026	196
2027
2027	149
2027	149
Thereafter
Thereafter	38
Thereafter	38
Total	10,522
Total	16,933
Total	27,455
Less: present value discount	(458)
Less: present value discount	(393)
Less: present value discount	(851)
Lease liability	10,064	$ 18,223
Lease liability	16,540
Lease liability	$ 26,604